Financial Instruments and Fair Value Measurement	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
4.	Financial Instruments and Fair Value Measurement

The carrying values of cash, accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses in the Company's condensed consolidated balance sheets approximated their fair values as of March 31, 2017 and June 30, 2016 due to their short-term nature. The carrying value of the capital lease obligation approximated its fair value as of March 31, 2017 and June 30, 2016 as the interest rate used to discount the lease payments approximated market.

5.	Financial Instruments and Fair Value Measurement

The carrying values of cash, accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses in the Company's consolidated balance sheets approximated their fair values as of June 30, 2016 and 2015 due to their short-term nature. The carrying value of the capital lease obligation approximated its fair value at June 30, 2016 as the interest rate used to discount the lease payments approximated market.